JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

September 29, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Alison White

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Short Duration Core Plus Fund (formerly JPMorgan Short Duration High Yield Fund) (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class A, Class C and Class I Shares and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 518 (Amendment No. 519 under the 1940 Act) filed electronically on September 26, 2017.

If you have any questions or comments, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary